                                                  ------------------------------
                                                          OMB APPROVAL
                                                  ------------------------------
                                                  OMB Number:          3235-0006
                                                  Expires:     December 31, 2006
                                                  Estimated average burden hours
                                                  per response............. 22.8
                                                  ------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2005
                                                -------------

Check here if Amendment [ ]; Amendment Number:  _____
  This Amendment (Check only one): [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Fountainhead Partners, L.P.
        ------------------------------
Address: 2201 E. Lamar, Ste. 260
        ------------------------------
         Arlington, TX 76006
        ------------------------------

        ------------------------------

From 13F File Number: 28-10642
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   L. Scott Rand
        ------------------------------
Title:  Chief Investment Officer
        ------------------------------
Phone:  817-649-2100
        ------------------------------


Signature, Place, and Date of Signing:

  L. Scott Rand              Arlington, TX         July 18, 2005
----------------------    ------------------       -------------
    [Signature]                [City]                 [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                            ------------
Form 13F Information Table Entry Total:          30
                                            ------------
Form 13F Information Table Value Total:       134,286
                                            ------------
                                            (thousands)

List of Other Included Managers

Provide a number list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE


   COLUMN 1               COLUMN 2          COLUMN 3  COLUMN 4         COLUMN 5          COLUMN 6  COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                        VALUE      SHRS OR   SH/  PUT/  INVESTMENT  OTHER         VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS        CUSIP    (x$1000)     PRN AMT   PRN  CALL  DISCRETION MANAGERS    SOLE     SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
Adaptec Inc         NOTE 0.750% 12/2023    00651FAG3     2,438     3,000,000 PRN        SOLE         N/A     3,000,000
Allied Waste
Industries          SDCV 4.25%  4/15/2034  019589AD2     1,269     1,500,000 PRN        SOLE         N/A     1,500,000
Atmel Corp          COMMON                 049513104     4,838     2,050,000  SH        SOLE         N/A     2,050,000
Benchmark
Electronics         COMMON                 08160H101     1,704        56,000  SH        SOLE         N/A        56,000
Brinker Intl Inc.   COMMON                 109641100       641        16,000  SH        SOLE         N/A        16,000
Brocade Systems     COMMON                 111621108     3,104       800,000  SH        SOLE         N/A       800,000
Brocade Systems     NOTE 2% 1/2007         111621AB4     5,768     6,000,000 PRN        SOLE         N/A     6,000,000
Calpine Corp.       COMMON                 131347106        89        26,100  SH        SOLE         N/A        26,100
Celestica Inc       COMMON                 15101Q108     5,682       425,000  SH        SOLE         N/A       425,000
Celestica Inc       NOTE 8/2020            15101QAA6    20,699    36,314,000 PRN        SOLE         N/A    36,314,000
Comverse
Technology          DBCV 1.5% 12/2005      205862AJ4    18,060    18,335,000 PRN        SOLE         N/A    18,335,000
Culp Inc            COMMON                 230215105     2,860       650,000  SH        SOLE         N/A       650,000
Department 56       COMMON                 249509100     5,167       504,100  SH        SOLE         N/A       504,100
Extreme Networks    NOTE 3.500% 12/2006    30226DAB2     1,457     1,500,000 PRN        SOLE         N/A     1,500,000
Foundry Networks
Inc                 COMMON                 35063R100     5,431       630,000  SH        SOLE         N/A       630,000
Freescale
Semiconductor
Inc.                COMMON                 35687M107     3,782       180,000  SH        SOLE         N/A       180,000
Gamestop Corp       COMMON                 36466R101     2,352        71,900  SH        SOLE         N/A        71,900
Gamestop Corp       COMMON CL B            36466R200    14,989       501,300 PRN        SOLE         N/A       501,300
Griffon Corp        NOTE 4% 7/2023         398433AC6     5,553     5,000,000 PRN        SOLE         N/A     5,000,000
International
Rectifier
Corp                NOTE 4.25% 7/2007      460254AE5     3,930     4,000,000 PRN        SOLE         N/A     4,000,000
Invitrogen Corp     NOTE 2.25% 12/2006     46185RAD2     1,030     1,000,000 PRN        SOLE         N/A     1,000,000
Maxtor Corp         NOTE 6.8% 4/2010       577729AC0       461       500,000 PRN        SOLE         N/A       500,000
Mercury
Interactive
Corp                NOTE 4.75% 7/2007      589405AB5       995     1,004,000 PRN        SOLE         N/A     1,004,000
Meristar
Hospitality
Corp                NOTE 9.5% 4/2010       58984YAJ2     1,514     1,200,000 PRN        SOLE         N/A     1,200,000
Quantum Corp        NOTE 4.375% 8/1/2010   747906AE5     8,708     9,000,000 PRN        SOLE         N/A     9,000,000
RF Micro Devices    NOTE 1.5% 7/2010       749941AE0     3,701     4,000,000 PRN        SOLE         N/A     4,000,000
Sanmina SCI Corp    COMMON                 800907107     2,079       380,000  SH        SOLE         N/A       380,000
Sanmina SCI Corp    SDCV 9/2020            800907AD9     2,005     3,670,000 PRN        SOLE         N/A     3,670,000
Skechers USA Inc    NOTE 4.50%  4/2007     830566AB1       500       500,000 PRN        SOLE         N/A       500,000
Wolverine
Tube Inc.           COMMON                 978093102     3,480       592,800  SH        SOLE         N/A       592,800